CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non Controlling Interest	Total
Balance at Dec. 31, 2019	$ 18,120	$ 26,972	$ (73,006)	$ (6,172)	$ (1,599)	$ (35,685)
Balance, shares at Dec. 31, 2019	35,433,333
Issuance of common stock	$ 1,066	(266)	0	0	0	800
Issuance of common stock, shares	2,000,000
Net income (loss)	$ 0	0	4,403	0	74	4,477
Translation adjustment	0	0	0	(87)	10	(77)
Unrealized gains (loss) on derivative instruments						0
Balance at Dec. 31, 2020	$ 19,186	26,706	(68,603)	(6,259)	(1,515)	(30,485)
Balance, shares at Dec. 31, 2020	37,433,333
Conversion of preferred shares A and A-1 in AU10TIX Technologies B.V. to new series A	$ 0	(10,102)	0	0	1,045	(9,057)
Net income (loss)	0	0	34,807	0	281	35,088
Stock-based compensation – AU10TIX Technologies B.V.	0	240	0	0	0	240
Translation adjustment	0	0	0	(1,639)	(11)	(1,650)
Unrealized gains (loss) on derivative instruments	0	0	0	32	0	32
Balance at Dec. 31, 2021	$ 19,186	16,844	(33,796)	(7,866)	(200)	$ (5,832)
Balance, shares at Dec. 31, 2021	37,433,333					37,433,333
Net income (loss)	$ 0	0	(4,725)	0	(19)	$ (4,744)
Stock-based compensation – AU10TIX Technologies B.V.	0	(240)	0	0	753	513
Translation adjustment	0	0	0	(285)	23	(262)
Unrealized gains (loss) on derivative instruments	0	0	0	(35)	0	(35)
Balance at Dec. 31, 2022	$ 19,186	$ 16,604	$ (38,521)	$ (8,186)	$ 557	$ (10,360)
Balance, shares at Dec. 31, 2022	37,433,333					37,433,333